Dividends - Additional Information (Detail) - 2024 Dividends [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Mar. 13, 2024
Dividends Payable [Line Items]
Dividends Payable		$ 150
Dividends Payable, Date Declared	Mar. 13, 2024
Dividends Payable, Amount Per Share			$ 0.0072
American Depositary Shares [Member]
Dividends Payable [Line Items]
Dividends Payable, Amount Per Share			$ 0.1444